Property, plant and equipment - Schedule of capital commitment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 1,900,000	$ 2,400,000
Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	1,920,979
2025 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	496,460
2026 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	1,048,011
2027 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	136,258
2028 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	159,650
2029 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	80,600
Tankers | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	547,460
Tankers | 2025 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	117,810
Tankers | 2026 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	362,330
Tankers | 2027 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	67,320
Tankers | 2028 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Tankers | 2029 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Dry bulk vessels | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	686,700
Dry bulk vessels | 2025 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	229,987
Dry bulk vessels | 2026 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	456,713
Dry bulk vessels | 2027 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Dry bulk vessels | 2028 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Dry bulk vessels | 2029 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Container vessels | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	55,422
Container vessels | 2025 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	7,854
Container vessels | 2026 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	39,960
Container vessels | 2027 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	7,608
Container vessels | 2028 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Container vessels | 2029 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Chemical tankers | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	411,450
Chemical tankers | 2025 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	34,350
Chemical tankers | 2026 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	102,750
Chemical tankers | 2027 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	34,100
Chemical tankers | 2028 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	159,650
Chemical tankers | 2029 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	80,600
CSOVs | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	219,947
CSOVs | 2025 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	106,459
CSOVs | 2026 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	86,258
CSOVs | 2027 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	27,230
CSOVs | 2028 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
CSOVs | 2029 | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 0